Changes in significant accounting policies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Changes in significant accounting policies
5	Changes in significant accounting policies
(A) IFRS 16 “Leases”
The Group initially applied IFRS 16 “Leases” from January 1, 2019 (date of initial application). The Group applied IFRS 16 using the modified retrospective approach, under which the cumulative effect of initial application is recognised in retained earnings as at January 1, 2019. Accordingly, the comparative information presented for 2018 is not restated – i.e. it is presented, as previously reported, under IAS 17 and related interpretations.
As at January 1, 2019 and December 31, 2019 the Group does not act as lessor in any lease contracts.
The details of the changes in accounting policies are disclosed below. Additionally, the disclosure requirements in IFRS 16 have not generally been applied to comparative information.
Previously, the Group determined at contract inception whether an arrangement was or contained a lease under IFRIC 4 “Determining whether an Arrangement contains a Lease”. The Group now assesses whether a contract is or contains a lease based on the definition of a lease, as explained in note 4(f).
On transition to IFRS 16, the Group elected to apply the practical expedient to grandfather the assessment of which transactions are leases. The Group applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed for whether there is a lease under IFRS 16. Therefore, the definition of a lease under IFRS 16 was applied only to contracts entered into or changed on or after January 1, 2019.

As a lessee, the Group leases many assets including property, vehicles, IT and office equipment. The Group previously classified leases as operating or finance leases based on its assessment of whether the lease transferred significantly all of the risks and rewards incidental to ownership of the underlying asset to the Group. Under IFRS 16, the Group recognises right-of-use assets and lease liabilities for most of these leases – i.e. these leases are on-balance sheet.
At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone price. However, for leases of property the Group has elected to separate non-lease components.
Previously, the Group classified property leases as operating leases under IAS 17. On transition, for these leases, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Group’s incremental borrowing rate as at January 1, 2019 (see description on impact of transition below).
Right-of-use
assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments. The Group applied this approach to all leases.
The Group used a number of practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17. In particular, the Group: (a) did not recognise right-of-use
assets and liabilities for leases for which the lease term ends within 12 months of the date of initial application; (b) did not recognise right-of-use
assets and liabilities for leases of low value assets (e.g. IT equipment); (c) excluded initial direct costs from the measurement of the right-of-use
assets at the date of initial application; and (d) used hindsight when determining the lease term.
On transition to IFRS 16, the Group recognised additional right-of-use assets and additional lease liabilities, recognising the difference of nil in retained earnings. The impact on transition is summarised in the tables reported below.
Impact on the consolidated statement of financial position as at January 1, 2019

Right-of-use assets	56,758
Decrease of right-of-use assets for lease incentives	(960)
Decrease of other liabilities for lease incentives	960
Lease liabilities	(56,758)

Retained earnings	—

Due to adoption of IFRS 16 as at January 1, 2019, lease incentives of 960 were reclassified from other liabilities to right-of-use
assets (see note 25).
Reconciliation of operating lease to lease liabilities as at January 1, 2019

Operating lease commitments as at December 31, 2018 as disclosed under IAS 17 in the Group’s consolidated financial statements	80,740
Effect due to discounted using the incremental borrowing rate as at January 1, 2019	63,320
Effect due to recognition exemption for leases of low-value assets	(33)
Effect due to recognition exemption for leases with less than 12 months of lease term at transition	(1,744)
Effect due to extension options and other	(4,785)

Lease liabilities recognised as at January 1, 2019	56,758

When measuring lease liabilities for leases that were classified as operating leases, the Group discounted lease payments using its incremental borrowing rate as at January 1, 2019. The weighted-average rate applied is 5.04%.
For the impact of IFRS 16 on profit or loss for the year, see note 9. For the impact of IFRS 16 on Adjusted EBITDA, see note 41. For the details of accounting policies under IFRS 16 and IAS 17, see note 4(f).
(B) Other standards
A number of other new standards are also effective from January 1, 2019 but they do not have a material effect on the Group’s financial statements. Further, the Group’s existing accounting policy for uncertain income tax treatments is consistent with the requirements in IFRIC 23 “Uncertainty over Income Tax Treatments”, which became effective on January 1, 2019.
(C) IFRS 9 “Financial Instruments”
IFRS 9 “Financial Instruments” sets out requirements for recognising and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 “Financial Instruments: Recognition and Measurement”.
The Group has applied this new standard from January 1, 2018 (date of initial application), but has elected not to restate comparative information, which continued to be reported under previous Italian GAAP, and not to apply the new requirements for hedging accounting. Therefore, the cumulative effect of adopting IFRS 9 has been recognised as an adjustment to the opening balance of retained earnings as at January 1, 2018.
As a result of the adoption of IFRS 9, the Group has adopted consequential amendments to IAS 1 “Presentation of Financial Statements”, which require impairment of financial assets to be presented in a separate line item in the statement of profit or loss and OCI. Previously, the Group’s approach was to include the impairment of trade receivables in selling expenses. Consequently, the Group reclassified impairment losses amounting to 1,475, recognised under previous Italian GAAP, from “selling expenses” to “impairment loss on trade receivables” in the consolidated statement of profit or loss for the year ended December 31, 2017.
Further, as a result of the adoption of IFRS 9, the Group has recognised additional impairment on the Group’s trade receivables of 37, which resulted in a decrease for the same amount in trade receivables and retained earnings as at January 1, 2018 (tax effect has been considered and it was nil).
Additionally, the Group has adopted consequential amendments to IFRS 7 “Financial Instruments: Disclosures” that are applied to disclosures about 2018 but have not been generally applied to comparative information.
(i) Classification and measurement of financial assets and financial liabilities
IFRS 9 contains three principal classification categories for financial assets: measured at amortised cost, fair value to other comprehensive income (FVOCI) and fair value to profit and loss (FVTPL). The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. IFRS 9 eliminates the previous IAS 39 categories of held to maturity, loans and receivables and available for sale. Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification. IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities.

The adoption of IFRS 9 has not had a significant effect on the Group’s accounting policies related to financial liabilities and derivative financial instruments.
For an explanation of how the Group classifies and measures financial instruments and accounts for related gains and losses under IFRS 9, see notes 4(l), 4(m), 4(n), 4(o), 4(p) and 4(s).
The following tables show the original measurement categories under previous Italian GAAP and the new measurement categories under IFRS 9 for each class of the Group’s financial assets and financial liabilities as at January 1, 2018.

	Original classification under previous GAAP	New classification under IFRS 9	Original carrying amount under previous GAAP	New carrying amount under IFRS 9
Financial assets
Other non-current receivables	Amortised cost	Amortised cost	1,402	1,402
Trade receivables	Amortised cost	Amortised cost	37,549	37,512
Other current receivables	Amortised cost	Amortised cost	12,910	12,910
Cash and cash equivalents	Amortised cost	Amortised cost	55,035	55,035
Gains on derivative financial instruments	FVTPL	FVTPL	339	339

Total financial assets			107,235	107,198

	Original classification under previous GAAP	New classification under IFRS 9	Original carrying amount under previous GAAP	New carrying amount under IFRS 9
Financial liabilities
Long-term borrowings	Amortised cost	Amortised cost	25,717	25,717
Bank overdrafts and short-term borrowings	Amortised cost	Amortised cost	25,967	25,967
Trade payables	Amortised cost	Amortised cost	76,035	76,035
Other payables	Amortised cost	Amortised cost	27,587	27,587
Losses on derivative financial instruments	FVTPL	FVTPL	267	267

Total financial liabilities			155,573	155,573

As shown in the above tables, the only effect of adopting IFRS 9 is on the carrying amount of trade receivables as at January 1, 2018, due solely to the new impairment requirements.
(ii) Impairment of financial assets
IFRS 9 replaces the “incurred loss” model in IAS 39 with an “expected credit loss” (ECL) model. The new impairment model applies to financial assets measured at amortised cost, contract assets and debt investments at FVOCI, but not to investments in equity instruments. Under IFRS 9, credit losses are recognised earlier than under IAS 39. For assets in the scope of the IFRS 9 impairment model, impairment losses are generally expected to increase and become more volatile.
The Group has determined that the application of IFRS 9’s impairment requirements as at January 1, 2018 resulted in an additional accrual of 37 for impairment of the trade receivables. Therefore, the allowance for impairment of trade receivables has changed from 10,775 to 10,812 as at January 1, 2018 (see note 15).

As at December 31, 2017 and January 1, 2017, under the previous accounting policy Italian GAAP the impairment of trade receivables was assessed based on the incurred loss model. The Group estimated the losses using consistent methods that took into consideration, in particular, insurance coverage in place, the creditworthiness of its customers, historical trends and general economic conditions. Individual receivables which were known to be uncollectible were assessed for impairment and the losses were recognised in a separate provision for impairment. The other receivables were assessed collectively to determine whether there was objective evidence that an impairment had been incurred but not yet been identified. For these receivables, the estimated impairment losses were recognised in a separate provision for impairment. The Group considered that there was evidence of impairment if any of the following indicators were present: (a) significant financial difficulties of the debtor; (b) probability that the debtor will enter bankruptcy or financial reorganisation; and (c) default or late payments. Receivables for which an impairment provision was recognised were written off against the provision when there was no expectation of recovering additional cash.
(iii) Hedge accounting
At the date of initial application, all of the Group’s existing forward exchange contracts were not eligible to be treated as hedging relationships, since hedge effectiveness is not constantly monitored (see note 29). This approach is consistent with previous Italian GAAP. Changes in the fair value of derivatives are therefore recognised in profit or loss.